Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Real Estate Securities Fund
	Number of Shares	Value†
COMMON STOCKS — 4.9%
Entertainment — 1.3%
Caesars Entertainment, Inc.*	18,500	$1,617,825
Lodging — 1.2%
Boyd Gaming Corp.*	25,127	1,481,488
Real Estate — 2.4%
CBRE Group, Inc., Class A*	7,787	616,029
Jones Lang LaSalle, Inc.*	12,944	2,317,494
		2,933,523
TOTAL COMMON STOCKS (Cost $3,666,038)		6,032,836

REAL ESTATE INVESTMENT TRUSTS — 95.0%
Apartments — 12.2%
Apartment Income REIT Corp.	48,154	2,059,065
Essex Property Trust, Inc.	15,465	4,204,006
Invitation Homes, Inc.	65,144	2,083,956
Mid-America Apartment Communities, Inc.	8,871	1,280,617
UDR, Inc.	122,081	5,354,473
		14,982,117
Building & Real Estate — 2.5%
Spirit Realty Capital, Inc.	72,551	3,083,418
Diversified — 31.9%
American Tower Corp.	36,136	8,638,672
Crown Castle International Corp.	23,298	4,010,285
Digital Realty Trust, Inc.	28,716	4,044,362
Duke Realty Corp.	144,681	6,066,474
Equinix, Inc.	5,832	3,963,369
SBA Communications Corp.	18,306	5,080,830
VICI Properties, Inc.	90,665	2,560,380
Weyerhaeuser Co.	139,074	4,951,034
		39,315,406
Healthcare — 11.3%
Healthcare Trust of America, Inc., Class A	61,444	1,694,626
Healthpeak Properties, Inc.	205,682	6,528,347
Medical Properties Trust, Inc.	97,061	2,065,458
Ventas, Inc.	66,842	3,565,352
		13,853,783
Hotels & Resorts — 3.5%
Host Hotels & Resorts, Inc.*	187,569	3,160,538
Park Hotels & Resorts, Inc.*	51,036	1,101,357
		4,261,895
Industrial — 9.4%
Americold Realty Trust	74,638	2,871,324
CyrusOne, Inc.	54,041	3,659,657
Prologis, Inc.	35,512	3,764,272
QTS Realty Trust, Inc., Class A	20,085	1,246,073
		11,541,326
	Number of Shares	Value†

Manufactured Homes — 2.5%
Sun Communities, Inc.	20,885	$3,133,585
Office Property — 4.0%
Highwoods Properties, Inc.	38,047	1,633,738
VEREIT, Inc.	85,964	3,319,930
		4,953,668
Regional Malls — 5.8%
Simon Property Group, Inc.	62,491	7,109,601
Storage & Warehousing — 10.8%
Extra Space Storage, Inc.	33,899	4,493,312
Public Storage	35,692	8,807,358
		13,300,670
Strip Centers — 1.1%
Federal Realty Investment Trust	4,197	425,786
SITE Centers Corp.	71,917	975,194
		1,400,980
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $98,894,542)		116,936,449

SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $1,518,062)	1,518,062	1,518,062
TOTAL INVESTMENTS — 101.1% (Cost $104,078,642)		$124,487,347
Other Assets & Liabilities — (1.1)%		(1,406,353)
TOTAL NET ASSETS — 100.0%		$123,080,994

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
REIT— Real Estate Investment Trust.

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